Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Revenue from contracts with customers	$ 381,730	$ 374,204	$ 327,617
Employee benefits expense	(154,407)	(111,681)	(78,778)
Carried Interest Allocation	(10,648)	(20,908)	(25,257)
Deferred Consideration	(4,005)	(11,245)	(22,961)
Amortization Expense Except Software Amortization	(39,707)	(30,727)	(22,370)
Administrative expenses	(50,930)	(46,681)	(39,159)
Other income	11,955	9,660	12,833
Other expenses	(19,390)	(55,989)	(32,252)
Finance income	17,415	17,858	8,991
Finance costs	(39,748)	(38,498)	(10,665)
Net income before income tax	92,265	85,993	117,999
Tax expense (income)	(1,720)	(10,306)	2,816
Net income for the year	90,545	75,687	120,815
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	85,651	71,875	118,400
Profit (loss), attributable to non-controlling interests	$ 4,894	$ 3,812	$ 2,415
Basic earnings (loss) per share	$ 0.54	$ 0.47	$ 0.80
Diluted earnings (loss) per share	$ 0.53	$ 0.47	$ 0.80